Derivative Financial Instruments - Disclosure of Detailed Information of Derivative Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Derivative Financial Instruments [Line Items]
Current portion of derivative liabilities	$ 19,911	$ 10,705
Current	8,829	1,899
Non-current	11,082	8,806
Derivative financial liabilities	19,911	10,705
Foreign exchange contracts
Derivative Financial Instruments [Line Items]
Current portion of derivative liabilities	35	1,730
Current	35	1,204
Non-current	0	526
Derivative financial liabilities	35	1,730
Gold contract
Derivative Financial Instruments [Line Items]
Current portion of derivative liabilities	4,009	0
Derivative financial liabilities	4,009	0
Power purchase agreement
Derivative Financial Instruments [Line Items]
Current portion of derivative liabilities	4,420	0
Current	2,300
Non-current	2,100
Derivative financial liabilities	4,420	0
Contingent consideration – Greenstone
Derivative Financial Instruments [Line Items]
Current portion of derivative liabilities	11,279	8,280
Derivative financial liabilities	11,279	8,280
i-80 Gold warrant liability
Derivative Financial Instruments [Line Items]
Current portion of derivative liabilities	168	0
Derivative financial liabilities	168	0
Equinox Gold warrant liability
Derivative Financial Instruments [Line Items]
Current portion of derivative liabilities	0	695
Derivative financial liabilities	$ 0	$ 695